                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-4314

                   (Investment Company Act File Number)

                         Intermediate Municipal Trust
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 5/31/04

            Date of Reporting Period: Six months ended 11/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2003

Institutional Shares
Class Y Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$10.82	$10.48	$10.34	$9.87	$10.56	$10.69
Income From Investment Operations:
Net investment income	0.23	0.47	0.46 [2]	0.49	0.49	0.51
Net realized and unrealized gain (loss) on investments and futures contracts	(0.17)	0.34	0.14 [2]	0.47	(0.69)	(0.13)

TOTAL FROM INVESTMENT OPERATIONS	0.06	0.81	0.60	0.96	(0.20)	0.38

Less Distributions:
Distributions from net investment income	(0.23)	(0.47)	(0.46)	(0.49)	(0.49)	(0.51)

Net Asset Value, End of Period	$10.65	$10.82	$10.48	$10.34	$9.87	$10.56

Total Return[3]	0.58%	7.85%	5.93%	9.87%	(1.89)%	3.59%

Ratios to Average Net Assets:

Expenses	0.60%[4]	0.60%	0.60%	0.60%	0.58%	0.57%

Net investment income	4.32%[4]	4.38%	4.42%[2]	4.78%	4.88%	4.76%

Expense waiver/reimbursement[5]	0.26%[4]	0.23%	0.22%	0.24%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$187,272	$159,683	$169,945	$171,493	$181,291	$243,368

Portfolio turnover	8%	22%	32%	28%	43%	34%

1 Beginning with the year ended May 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective June 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. The effect of this change for the year ended May 31, 2002, had no effect on the net investment income per share, net realized and unrealized gain (loss) per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class Y Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited)
11/30/2003 [1]
Net Asset Value, Beginning of Period	$10.67
Income From Investment Operations:
Net investment income	0.08
Net realized and unrealized loss on investments	(0.02)

TOTAL FROM INVESTMENT OPERATIONS	0.06

Less Distributions:
Distributions from net investment income	(0.08)

Net Asset Value, End of Period	$10.65

Total Return[2]	0.56%

Ratios to Average Net Assets:

Expenses	0.35%[3]

Net investment income	4.55%[3]

Expense waiver/reimbursement[4]	0.27%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$0 [5]

Portfolio turnover	8%

1 Reflects operations for the period from October 2, 2003 (date of initial public investment) to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

November 30, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.9%
		Alabama--1.8%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds, 5.125% (FSA INS), 11/1/2014	AA/A/Aaa		$1,095,980
1,000,000		Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	BBB/Baa2		1,045,340
1,115,000		University of Alabama, Refunding Revenue Bonds, 5.00% (FGIC INS), 10/1/2013	AAA/Aaa		1,218,784

		TOTAL			3,360,104

		Alaska--2.4%
4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA Insurance Corp. INS), 12/1/2012	AAA/Aaa		4,208,840
275,000		Alaska State Housing Finance Corp., Revenue Bonds (Veterans Mortgage Program), 6.30% (GNMA GTD), 12/1/2009	AAA/Aaa		283,866

		TOTAL			4,492,706

		Arizona--3.4%
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Refunding Revenue Bonds (Series 1999A-1), 5.50%, 5/1/2012	NR/Aaa		1,965,294
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.60%, 5/1/2013	NR/Aaa		2,399,738
2,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		2,042,400

		TOTAL			6,407,432

		Arkansas--1.1%
2,000,000		Pope County, AR, Refunding Revenue Bonds, 5.05% TOBs (Entergy Arkansas, Inc.), Mandatory Tender 9/1/2005	BBB-/Baa3		2,067,020

		California--4.9%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2012	BBB+/A3		1,112,030
335,000		California State Department of Water Resources, Refunding Revenue Bonds, 5.50%, 12/1/2010	AA/Aa2		391,106
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$2,000,000		California State, Various Purpose UT GO Bonds, 5.25%, 11/1/2014	BBB/A3		$2,164,720
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,052,920
4,000,000		Los Angeles, CA Department of Water & Power, Revenue Bonds (Series 2001A), 5.25% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 7/1/2015	AA-/Aa3		4,415,320

		TOTAL			9,136,096

		Colorado--1.0%
225,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	NR/Aa2		229,453
1,500,000		Denver, CO Convention Center Hotel Authority, Convention Center Hotel Senior Revenue Bonds (Series 2003A), 5.00% (XL Capital Assurance Inc. INS), 12/1/2018	AAA/Aaa		1,596,600

		TOTAL			1,826,053

		District of Columbia--2.7%
500,000		District of Columbia, Carnegie Endowment Revenue Bonds, 5.75%, 11/15/2010	NR/Aa3		554,195
1,000,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	AAA/Aaa		1,122,930
3,000,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	AAA/Aaa		3,429,780

		TOTAL			5,106,905

		Florida--0.3%
610,000		Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	NR/Aaa		638,749

		Georgia--1.2%
1,035,000		Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds, 5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012	A+/A1		1,119,735
945,000		Municipal Electric Authority of Georgia, (Series Y), 6.40% (Original Issue Yield: 6.45%), 1/1/2009	A/A2		1,095,879
55,000		Municipal Electric Authority of Georgia, (Series Y), 6.40% (Original Issue Yield: 6.45%), 1/1/2009	A/A2		65,006

		TOTAL			2,280,620

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Idaho--0.3%
$480,000		Idaho Housing Agency, SFM Revenue Bonds, (Series D-2), Subordinate Bonds, 5.25%, 7/1/2011	NR/A1		$501,869

		Illinois--3.3%
300,000		Chicago, IL Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	AA+/Aaa		332,193
1,000,000		Illinois Department Central Management Services, Certificate Participation, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	AAA/Aaa		1,128,710
1,260,000		Illinois Health Facilities Authority, Refunding Revenue Bonds (Series A), 5.70% (Advocate Health Care Network)/(United States Treasury GTD)/(Original Issue Yield: 5.75%), 8/15/2011	AA/NR		1,461,751
2,540,000		Illinois Health Facilities Authority, Refunding Revenue Bonds (Series B), 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011	AA/Aa3		2,741,422
500,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	AA-/Aa3		602,500

		TOTAL			6,266,576

		Indiana--3.7%
1,000,000		Central High School Building Corp., IN, Refunding Revenue Bonds, 5.50% (AMBAC INS), 8/1/2010	AAA/NR		1,133,930
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	BBB+/Baa1		539,605
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010	AA-/A1		5,168,784

		TOTAL			6,842,319

		Kansas--0.1%
200,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Collateralized Home Mortgage Program COL), 12/1/2016	NR/Aaa		204,396

		Louisiana--1.7%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, PCR Bonds (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	BBB/Baa2		1,044,990
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,059,300

		TOTAL			3,104,290

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--1.2%
$2,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Revenue Bonds (Project 6-A), 5.25% (MBIA Insurance Corp. INS), 7/1/2013	AAA/Aaa		$2,224,680

		Michigan--11.8%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		1,034,500
1,000,000		Lincoln Park, MI School District, GO UT, 7.00% (FGIC and Q-SBLF INS)/(Original Issue Yield: 5.95%), 5/1/2020	AAA/Aaa		1,137,520
1,025,000		Michigan Municipal Bond Authority, Water Utility Improvements, 5.875% (United States Treasury GTD), 10/1/2017	AAA/Aaa		1,221,380
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.25% (Sparrow Obligated Group, MI), 11/15/2011	A/A1		1,081,680
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1		4,174,080
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa		5,692,250
3,605,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.65% (MBIA Insurance Corp. INS), 4/1/2007	AAA/Aaa		3,817,911
3,705,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.65% (MBIA Insurance Corp. INS), 10/1/2007	AAA/Aaa		3,918,149

		TOTAL			22,077,470

		Minnesota--0.6%
1,000,000		Minneapolis Special School District No. 001, MN, (Series B) Certificate Participation School Improvement Bonds, 5.125%, 2/1/2014	AA+/Aa2		1,069,810

		Missouri--7.0%
130,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	NR/Aaa		137,602
870,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016 Prerefunded 1/1/2005 @ 101	NR/Aaa		924,271
5,000,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series A), ETM, 6.00% (BJC Health System, MO)/(United States Treasury GTD)/(Original Issue Yield: 6.05%), 5/15/2005	NR/Aa2		5,207,250
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Missouri--continued
$5,000,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series A), ETM, 6.10% (BJC Health System, MO)/(United States Treasury GTD)/(Original Issue Yield: 6.15%), 5/15/2006	NR/Aa2		$5,200,550
495,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012	AAA/NR		516,468
1,000,000		Taney County, MO Reorganized School District Number R-V, GO UT, 5.80% (State Aid Withholding LOC), 3/1/2017	AA+/NR		1,101,280

		TOTAL			13,087,421

		Nevada--0.6%
1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	BBB-/Baa2		1,159,158

		New York--9.6%
1,500,000		Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	BBB/A3		1,594,920
2,000,000		Metropolitan Transportation Authority, NY, Service Contract Refunding Revenue Bonds (Series 2002A), 5.50%, 1/1/2015	AA-/A3		2,261,760
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New York Project)/(American Capital Access INS), 6/1/2015	A/NR		1,084,560
4,500,000		New York City, NY, UT GO Bonds (Series 1999G), 6.00% (AMBAC INS), 10/15/2007	AAA/Aaa		5,150,610
2,500,000		New York State Environmental Facilities Corp., State Water Pollution Control Bonds (Series 1994E), 6.15% (Original Issue Yield: 6.25%), 6/15/2004	AAA/Aaa		2,569,400
4,000,000		New York State Thruway Authority, (Series 1994B), 5.625% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(FGIC INS)/(Original Issue Yield: 5.75%), 4/1/2005	AAA/Aaa		4,139,560
1,250,000		Suffolk County, NY IDA, IDRBs (Series 1998), 5.30% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.325%), 1/1/2013	NR		1,203,688

		TOTAL			18,004,498

		North Carolina--3.0%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	BBB/Baa3		1,086,570
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	AAA/Aaa		1,187,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--continued
$2,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Revenue Bonds, 7.25% (Catawba Electric), 1/1/2007	BBB+/Baa1		$2,290,220
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50% (Catawba Electric), 1/1/2012	BBB+/Baa1		1,107,520

		TOTAL			5,671,310

		North Dakota--0.6%
1,055,000		North Dakota State Building Authority, (Series B) Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.00%), 12/1/2010	AAA/Aaa		1,170,512

		Ohio--3.3%
3,195,000		Lucas County, OH HDA, Hospital Refunding Revenue Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	AAA/Aaa		3,516,832
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives), 9/1/2016	AA/Aa2		1,074,630
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BBB-/Baa3		1,016,350
500,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 5.00% (John Carroll University, OH), 11/15/2012	NR/A2		545,730

		TOTAL			6,153,542

		Pennsylvania--5.9%
710,000	[2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		674,152
1,000,000		New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	NR/Baa1		1,011,450
1,000,000		Pennsylvania Intergovernmental Co-op Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	AAA/Aaa		1,100,220
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	A/NR		1,333,783
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	AA-/A1		$5,220,800
1,605,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	A-/NR		1,764,906

		TOTAL			11,105,311

		Rhode Island--0.6%
1,000,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	AA/NR		1,132,650

		South Carolina--0.6%
1,000,000		Beaufort County, SC School District, GO, 5.50%, 3/1/2016	AA+/Aa1		1,112,500

		Tennessee--4.1%
1,000,000		Metropolitan Government Nashville & Davidson County, TN, (GO UT), 5.125% (Original Issue Yield: 5.125%), 5/15/2009 (@101)	AA/Aa2		1,083,660
4,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+/Aa2		4,453,640
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2010	BBB+/NR		558,635
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2011	BBB+/NR		557,140
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2012	BBB+/NR		1,109,540

		TOTAL			7,762,615

		Texas--7.7%
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	AAA/Aaa		1,108,260
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013	BBB/Baa2		1,100,630
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$500,000		Carroll, TX Independent School District, GO UT Refunding Bonds (Series A), 5.00% (PSFG GTD)/(Original Issue Yield: 5.02%), 2/15/2016	AAA/Aaa		$533,365
1,000,000		El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	AAA/Aaa		1,087,670
1,000,000		Fort Worth, TX Water & Sewer, Revenue Bonds, 5.75%, 2/15/2017	AA/Aa2		1,124,620
2,000,000		North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	AAA/Aaa		2,211,920
1,000,000		Sabine River Authority, TX, PCR Refunding Revenue Bonds (Series 2001A), 5.50% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2		1,051,370
1,000,000		San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	AAA/Aaa		1,115,530
3,760,000		Texas State Department of Housing & Community Affairs, SFM Revenue Bonds (Series B), 5.45% (MBIA Insurance Corp. INS), 3/1/2019	AAA/Aaa		3,907,655
1,000,000		Travis Country, TX, GO UT, 5.25%, 3/1/2015	AAA/Aaa		1,100,780

		TOTAL			14,341,800

		Utah--1.2%
1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.33%), 10/15/2011 (@100)	AAA/Aaa		1,127,354
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1		1,057,730

		TOTAL			2,185,084

		Virginia--1.8%
1,000,000		Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3		1,043,130
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	A-/A3		2,241,360

		TOTAL			3,284,490

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Washington--5.0%
$1,000,000		Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	NR/Aa3		$1,096,180
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010	AAA/Aaa		4,992,345
2,000,000		Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds (Series 1997A), 6.00% (Energy Northwest, WA)/(AMBAC INS), 7/1/2007	AAA/Aaa		2,280,740
1,000,000		Washington State, (GO UT), 5.00% (Original Issue Yield: 5.20%), 1/1/2017	AA+/Aa1		1,058,960

		TOTAL			9,428,225

		Wisconsin--4.1%
50,000		Appleton, WI Waterworks, Refunding Revenue Bonds, 5.375% (FGIC INS), 1/1/2015	NR/Aaa		55,384
1,000,000		Menomonee Falls, WI Sewage System, (Series A) Revenue Bonds, 5.65% (AMBAC INS)/(Original Issue Yield: 5.70%), 5/1/2016	AAA/Aaa		1,098,620
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	AA/Aa3		1,076,030
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan Services), 8/15/2014	A/A2		1,094,964
3,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Bonds (Series 2000A), 6.00%, 7/1/2011	AA-/Aa3		3,268,590
1,000,000		Wisconsin State Transportation, (Series A), 5.50% (FGIC INS), 7/1/2015	AAA/Aaa		1,117,410

		TOTAL			7,710,998

		Wyoming--0.3%
500,000		Laramie County, WY School District No. 2, GO UT, 5.90% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%), 6/1/2012	AAA/Aaa		539,760

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $169,896,289)			181,456,969

		SHORT-TERM MUNICIPALS--1.3%
		Indiana--0.5%
1,000,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		1,000,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Pennsylvania--0.3%
$500,000		Erie County, PA Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, Pennsylvania LIQ)	NR/VMIG1		$500,000

		Puerto Rico--0.0%
100,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	A-1/VMIG1		100,000

		Texas--0.5%
845,000		North Central Texas HFDC, (Series D) Daily VRDNs (Presbyterian Medical Center)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		845,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			2,445,000

		TOTAL INVESTMENTS--98.2% (IDENTIFIED COST $172,341,289)[3]			183,901,969

		OTHER ASSETS AND LIABILITIES - NET--1.8%			3,370,041

		TOTAL NET ASSETS--100%			$187,272,010

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.7% of the portfolio based upon total market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2003, this security amounted to $674,152, which represents 0.4% of total net assets.

3 The cost of investments for federal tax purposes amounts to $172,336,032.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
ETM	--Escrowed to Maturity
FGIC	--Financial Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $172,341,289)		$183,901,969
Cash		38,295
Income receivable		2,485,157
Receivable for investments sold		1,080,000
Receivable for shares sold		415,250
Prepaid expenses		27,238

TOTAL ASSETS		187,947,909

Liabilities:
Payable for shares redeemed	$120,134
Income distribution payable	498,820
Payable for transfer agent and dividend disbursing agent fees and expenses (Note 5)	11,730
Payable for portfolio accounting fees (Note 5)	7,059
Payable for shareholder services fee (Note 5)	38,156

TOTAL LIABILITIES		675,899

Net assets for 17,589,335 shares outstanding		$187,272,010

Net Assets Consist of:
Paid in capital		$181,616,344
Net unrealized appreciation of investments		11,560,680
Accumulated net realized loss on investments		(5,905,543)
Undistributed net investment income		529

TOTAL NET ASSETS		$187,272,010

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$187,271,762 ÷ 17,589,312 shares outstanding		$10.65

Class Y Shares:
$248.42 ÷ 23.336 shares outstanding		$10.65

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2003 (unaudited)

Investment Income:
Interest			$4,094,934

Expenses:
Investment adviser fee (Note 5)		$333,018
Administrative personnel and services fee (Note 5)		70,369
Custodian fees		5,019
Transfer and dividend disbursing agent fees and expenses (Note 5)		22,963
Directors'/Trustees' fees		5,740
Auditing fees		6,034
Legal fees		2,602
Portfolio accounting fees (Note 5)		28,542
Shareholder services fee--Institutional Shares (Note 5)		207,666
Share registration costs		20,048
Printing and postage		12,685
Insurance premiums		816
Miscellaneous		3,860

TOTAL EXPENSES		719,362

Waivers (Note 5):
Waiver of investment adviser fee	$(111,529)
Waiver of administrative personnel and services fee	(2,716)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,095)
Waiver of shareholder services fee--Institutional Shares	(98,892)

TOTAL WAIVERS		(216,232)

Net expenses			503,130

Net investment income			3,591,804

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			51,063
Net change in unrealized appreciation of investments			(2,586,413)

Net realized and unrealized loss on investments			(2,535,350)

Change in net assets resulting from operations			$1,056,454

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2003	Year Ended 5/31/2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,591,804	$7,247,122
Net realized gain on investments	51,063	564,629
Net change in unrealized appreciation/depreciation of investments	(2,586,413)	4,645,915

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,056,454	12,457,666

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,591,258)	(7,245,254)
Class Y Shares	(2)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,591,260)	(7,245,254)

Share Transactions:
Proceeds from sale of shares	39,043,998	85,519,691
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Intermediate Tax Free Bond Fund	34,375,294	--
Net asset value of shares issued to shareholders in payment of distributions declared	982,149	1,997,089
Cost of shares redeemed	(44,277,618)	(102,991,682)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	30,123,823	(15,474,902)

Change in net assets	27,589,017	(10,262,490)

Net Assets:
Beginning of period	159,682,993	169,945,483

End of period (including undistributed (distributions in excess of) net investment income of $529 and $(15), respectively)	$187,272,010	$159,682,993

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003 (unaudited)

1. ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one portfolio, Federated Intermediate Municipal Trust (the "Fund"). The investment objective of the Fund is to provide current income exempt from federal regular income tax.

On September 26, 2003, the Federated Intermediate Municipal Trust received a tax-free transfer of assets from Riggs Intermediate Tax Free Bond Fund, as follows:

	Shares of Federated Intermediate Municipal Trust Issued	Riggs Intermediate Tax Free Bond Fund Net Assets Received	Riggs Intermediate Tax Free Bond Fund Unrealized Appreciation	[1]	Net Assets of Federated Intermediate Municipal Trust Prior to Combination	Net Assets of Riggs Intermediate Tax Free Bond Fund Immediately Prior to Combination	Net Assets of Federated Intermediate Municipal Trust Immediately After Combination
Institutional Shares	3,272,112	$34,375,294	$2,624,304		$153,234,592	$34,375,294	$187,609,886

1 Unrealized appreciation is included in the Riggs Intermediate Tax Free Bond Fund Net Assets Received amount shown above.

Effective October 2, 2003, Class Y Shares were added to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 11/30/2003		Year Ended 5/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,645,000	$39,043,748	8,035,013	$85,519,691
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Intermediate Tax Free Bond Fund	3,272,112	34,375,294	--	--
Shares issued to shareholders in payment of distributions declared	92,660	982,149	187,436	1,997,089
Shares redeemed	(4,181,953)	(44,277,618)	(9,673,435)	(102,991,682)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,827,819	$30,123,573	(1,450,986)	$(15,474,902)

	Period Ended 11/30/2003[1]		Year Ended 5/31/2003
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	23	$250	--	$--

NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	23	$250	--	$--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,827,842	$30,123,823	(1,450,986)	$(15,474,902)

1 Reflects operations from October 2, 2003 (date of initial public investment) to November 30, 2003.

4. FEDERAL TAX INFORMATION

At November 30, 2003, the cost of investments for federal tax purposes was $172,336,032. The net unrealized appreciation of investments for federal tax purposes was $11,565,937. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,780,528 and net unrealized depreciation from investments for those securities having an excess of cost over value of $214,591.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At May 31, 2003, the Fund had a capital loss carryforward of $5,958,190, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$3,880,850

2009	$ 2,077,340

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billon
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended November 30, 2003 the fees paid to FAS and FServ were $12,858 and $54,795, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the six months ended November 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $40,645,000 and $36,500,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended November 30, 2003, were as follows:

Purchases	$36,985,120

Sales	$13,012,480

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8010413 (1/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Intermediate Municipal Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)
Date        January 27, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 27, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 27, 2004